Schedule of the Remaining Contractual Maturity by Collateral Type of Securities Sold Under Agreements To Repurchase (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	$ 656,602	$ 453,053
U.S. treasuries
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	13,830	14,864
Government agency issued MBS
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	430,186	421,771
Government agency issued CMO
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	57,703	16,418
Government guaranteed loans (SBA and USDA)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	154,883
Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	647,571	436,635
Overnight and Continuous | U.S. treasuries
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	13,830	14,864
Overnight and Continuous | Government agency issued MBS
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	424,821	421,771
Overnight and Continuous | Government agency issued CMO
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	54,037	0
Overnight and Continuous | Government guaranteed loans (SBA and USDA)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	154,883
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	9,031	16,418
Up to 30 Days | U.S. treasuries
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	0	0
Up to 30 Days | Government agency issued MBS
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	5,365	0
Up to 30 Days | Government agency issued CMO
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	3,666	$ 16,418
Up to 30 Days | Government guaranteed loans (SBA and USDA)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under agreements to repurchase	$ 0